OTHER PROVISIONS (Details) - Schedule of other provisions - USD ($) $ in Thousands		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017
OTHER PROVISIONS (Details) - Schedule of other provisions [Line Items]
Current liabilities	[1]	$ 23,774		$ 5,206
Non-current liabilities	[1]	588,359		286,403
Total Liabilities		612,133	[1]	291,609	[1]	$ 308,289	$ 377,376
Tax contingencies [Member]
OTHER PROVISIONS (Details) - Schedule of other provisions [Line Items]
Current liabilities	[2]	21,188		2,033
Non-current liabilities	[2]	364,342		164,190
Total Liabilities	[2]	385,530		166,223
Civil contingencies [Member]
OTHER PROVISIONS (Details) - Schedule of other provisions [Line Items]
Current liabilities	[2]	2,266		2,202
Non-current liabilities	[2]	103,984		66,605
Total Liabilities	[2]	106,250		68,807
Labor contingencies [Member]
OTHER PROVISIONS (Details) - Schedule of other provisions [Line Items]
Current liabilities	[2]	320		971
Non-current liabilities	[2]	48,115		26,505
Total Liabilities	[2]	48,435		27,476
Others [Member]
OTHER PROVISIONS (Details) - Schedule of other provisions [Line Items]
Current liabilities	[2]
Non-current liabilities	[2]	17,821		19,886
Total Liabilities	[2]	17,821		19,886
Provision for European Commission Investigation [Member]
OTHER PROVISIONS (Details) - Schedule of other provisions [Line Items]
Current liabilities	[3]
Non-current liabilities	[3]	10,097		9,217
Total Liabilities	[4]	10,097	[3]	9,217	[3]	$ 9,403	$ 9,883
Provisions for onerous contracts [Member]
OTHER PROVISIONS (Details) - Schedule of other provisions [Line Items]
Current liabilities	[5]
Non-current liabilities	[5]	44,000
Total Liabilities	[5]	$ 44,000

[1]	Total other provision as of December 31, 2020, and December 31, 2019, include the fair value correspond to those contingencies from the business combination with TAM S.A and subsidiaries, with a probability of loss under 50%, which are not provided for the normal application of IFRS enforcement and that only must be recognized in the context of a business combination in accordance with IFRS 3.
[2]	Provisions for contingencies: The tax contingencies correspond to litigation and tax criteria related to the tax treatment applicable to direct and indirect taxes, which are found in both administrative and judicial stage. The civil contingencies correspond to different demands of civil order filed against the Company. The labor contingencies correspond to different demands of labor order filed against the Company. The Provisions are recognized in the consolidated income statement in administrative expenses or tax expenses, as appropriate.
[3]	Provision made for proceedings brought by the European Commission for possible breaches of free competition in the freight market.
[4]	European Commission Provision Provision constituted on the occasion of the process initiated in December 2007 by the General Competition Directorate of the European Commission against more than 25 cargo airlines, among which is Lan Cargo SA, which forms part of the global investigation initiated in 2006 for possible infractions of free competition in the air cargo market, which was carried out jointly by the European and United States authorities. With respect to Europe, the General Directorate of Competition imposed fines totaling € 799,445,000 (seven hundred and ninety-nine million four hundred and forty-five thousand Euros) for infractions of European Union regulations on free competition against eleven (11) airlines, among which are LATAM Airlines Group SA and its subsidiary Lan Cargo S.A .,For its part, LATAM Airlines Group S.A. and Lan Cargo S.A., jointly and severally, have been fined for the amount of € 8,220,000 (eight million two hundred twenty thousand euros), for these infractions, an amount that was provisioned in the financial statements of LATAM. On January 24, 2011, LATAM Airlines Group S.A. and Lan Cargo S.A. They appealed the decision before the Court of Justice of the European Union. On December 16, 2015, the European Court resolved the appeal and annulled the Commission’s Decision. The European Commission did not appeal the judgment, but on March 17, 2017, the European Commission again adopted its original decision to impose on the eleven lines original areas, the same fine previously imposed, amounting to a total of 776,465,000 Euros. In the case of LAN Cargo and its parent, LATAM Airlines Group S.A. imposed the same fine mentioned above. The procedural stage as of December 31, 2020 is described in Note 31 in section 2 judgments received by LATAM Airlines Group S.A. and Subsidiaries.
[5]	Based on market information on the drop in the price of some assets, a provision was made for onerous contracts associated with the purchase commitments of aircraft.